Intangible Assets/Liabilities Other Than Goodwill - Additional Details (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible asset	$ 150,457	$ 189,492
Unfavorable lease terms	7,526	22,141
Balance of the purchase price	6,800	0	$ 0
Favorable lease terms
Intangible asset	10,575	21,782
Acquisition cost	75,694	48,876
Accumulated amortization	75,694	48,876
Unfavorable lease terms
Unfavorable lease terms	467	$ 9,405
Acquisition cost	64,609
Accumulated amortization	64,609
Two Companies | Navios Logistics
Date of acquisition		Dec. 15, 2014
Total consideration		$ 17,000
Balance of the purchase price	$ 6,800